UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08612

MARTIN CURRIE BUSINESS TRUST
(Exact name of registrant as specified in charter)

Saltire Court, 20 Castle Terrace, Edinburgh, Scotland		EH1 2ES
(Address of principal executive offices)		(Zip code)

Jacqui Hughes c/o Martin Currie, Inc. Saltire Court 20 Castle Terrace Edinburgh Scotland EH1 2ES

Copy to:

Graham Gibson c/o Martin Currie, Inc. Saltire Court 20 Castle Terrace Edinburgh Scotland EH1 2ES
(Name and Address of Agent for Service)

Registrant's telephone number, including area code:		011-44-131-229-5252

Date of fiscal year end:	April 30

Date of reporting period:	July 31, 2008

Explanatory Note:  The registrant, an open-end investment company registered pursuant to Section 8(b) of the Investment Company Act of 1940 (the “Act”), has not filed a registration statement that has gone effective under the Securities Act of 1933 (the “1933 Act”) because beneficial interests in the registrant are issued and sold solely in private transactions that do not involve any public offering within the meaning of Section 4(2) of the 1933 Act.  Accordingly, this report is not filed under Section 13(a) or Section 15(d) of the Securities Exchange Act of 1934.

Item 1. Schedule of Investments.

OPPORTUNISTIC EAFE FUND

SCHEDULE OF INVESTMENTS

JULY 31, 2008 (Unaudited)

	Shares	US Value (a)
COMMON STOCKS† – 99.4%
EUROPE – 73.0%
CZECH REPUBLIC – 2.4%
CEZ	25,856	$2,140,833
TOTAL CZECH REPUBLIC – (Cost $1,426,743)		2,140,833

FINLAND – 1.3%
Nokian Renkaat OYJ	25,839	1,123,703
TOTAL FINLAND – (Cost $885,248)		1,123,703

FRANCE – 9.6%
Accor SA	20,828	1,398,958
Axa SA	56,752	1,680,640
Casino Guichard - Perrachon SA, (b)	16,235	1,628,345
Gdf Suez	4,306	271,776
Societe Generale	20,283	1,893,245
Suez SA	29,702	1,786,048
TOTAL FRANCE – (Cost $9,408,780)		8,659,012

GERMANY – 11.6%
Bayer AG	27,413	2,369,770
E.ON AG	14,281	2,727,724
K+S AG	13,692	1,699,842
Siemens AG	21,563	2,649,097
Tognum AG	44,436	980,093
TOTAL GERMANY – (Cost $9,820,130)		10,426,526

GREECE – 1.5%
National Bank of Greece SA	28,108	1,336,374
TOTAL GREECE – (Cost $1,387,577)		1,336,374

ITALY – 6.8%
Enel S.p.A.	233,581	2,166,070
Eni S.p.A	68,011	2,306,331
UniCredit S.p.A.	278,767	1,675,201
TOTAL ITALY – (Cost $7,561,570)		6,147,602

NORWAY – 3.2%
DnB NOR ASA	95,000	1,229,312
SeaDrill Ltd.	53,790	1,624,639
TOTAL NORWAY – (Cost $2,228,670)		2,853,951

RUSSIA – 1.5%
Gazprom OAO, ADR	27,800	1,339,960
TOTAL RUSSIA – (Cost $1,418,010)		1,339,960

See Notes to Schedule of Investments.

1

	Shares	US Value (a)
COMMON STOCKS† – Continued
EUROPE – Continued
SPAIN – 7.7%
Banco Santander SA, (b)	143,906	$2,801,409
Tecnicas Reunidas SA	21,019	1,587,522
Telefonica SA	97,618	2,547,469
TOTAL SPAIN – (Cost $6,786,810)		6,936,400

SWITZERLAND – 3.9%
Nestle SA	61,850	2,721,069
Sonova Holding AG, (b)	10,342	756,347
TOTAL SWITZERLAND – (Cost $3,998,736)		3,477,416

UNITED KINGDOM – 23.5%
Anglo American PLC	35,664	2,064,895
Autonomy Corp. PLC*	104,485	2,218,093
Babcock International Group PLC	103,825	1,245,069
BAE Systems PLC	225,065	2,007,505
BHP Billiton PLC	69,028	2,316,426
BP PLC	334,662	3,459,370
BT Group PLC	385,232	1,327,878
Compass Group PLC	233,281	1,692,375
Reed Elsevier PLC	141,003	1,611,254
Smith & Nephew PLC	154,601	1,657,852
William Morrison Supermarkets PLC	291,594	1,496,975
TOTAL UNITED KINGDOM – (Cost $23,134,832)		21,097,692
TOTAL EUROPE – (Cost $68,057,106)		65,539,469

JAPAN – 15.0%
East Japan Railway Co.	212	1,662,437
Itochu Corp.	188,000	1,882,004
Mitsui Fudosan Co., Ltd.	77,000	1,762,896
Mizuho Financial Group, Inc.	361	1,760,078
Nintendo Co., Ltd.	3,700	1,803,958
ORIX Corp.	9,060	1,392,360
Sekisui House, Ltd., (b)	135,000	1,272,605
Takeda Pharmaceutical Co., Ltd.	35,800	1,908,050
TOTAL JAPAN – (Cost $13,895,150)		13,444,388

LATIN AMERICA – 1.5%
BRAZIL – 1.5%
Unibanco - Uniao de Bancos Brasileiros SA, GDR	10,200	1,342,626
TOTAL BRAZIL – (Cost $1,076,345)		1,342,626
TOTAL LATIN AMERICA – (Cost $1,076,345)		1,342,626

See Notes to Schedule of Investments.

2

	Shares	US Value (a)
COMMON STOCKS† – Continued
PACIFIC BASIN – 9.9%
AUSTRALIA – 3.3%
Boart Longyear Group	758,058	$1,456,126
CSL Ltd/Australia	47,740	1,555,339
TOTAL AUSTRALIA – (Cost $3,297,467)		3,011,465

HONG KONG – 4.8%
BOC Hong Kong (Holdings) Ltd.	519,500	1,319,792
China Mobile Ltd.	89,500	1,203,413
Sun Hung Kai Properties Ltd.	118,000	1,769,637
TOTAL HONG KONG – (Cost $4,188,368)		4,292,842

SINGAPORE – 1.8%
United Overseas Bank Ltd.	113,000	1,609,800
TOTAL SINGAPORE – (Cost $1,574,420)		1,609,800
TOTAL PACIFIC BASIN – (Cost $9,060,255)		8,914,107
TOTAL COMMON STOCKS† – (Cost $92,088,856)		89,240,590
COLLATERAL FOR SECURITIES ON LOAN – 2.3%
State Street Navigator Securities Lending Prime Portfolio	2,064,546	2,064,546
TOTAL COLLATERAL FOR SECURITIES ON LOAN – (Cost $2,064,546)		2,064,546
TOTAL INVESTMENTS – (Cost $94,153,402) – 101.7% **		91,305,136
OTHER ASSETS LESS LIABILITIES – (1.7)%		(1,555,556)
NET ASSETS – 100.0%		$89,749,580

See Notes to Schedule of Investments.

3

Notes to Schedule of Investments

†                                         Percentages of long-term investments are presented in the portfolio by country. Percentages of long-term investments by industry are as follows: Aerospace & Defense 2.2%, Auto Parts 1.1%, Bank Investment Contracts 0.3%, Banks 14.7%, Building & Construction 3.2%, Building Maintenance & Services 1.4%, Chemicals 1.9%, Drugs & Health Care 3.8%, Electric Utilities 2.4%, Engineering 1.6%, Financial Services 3.5%, Food & Beverages 4.9%, Gas & Pipeline Utilities 1.5%, Hotels & Restaurants 1.5%, Import/Export 2.1%, Insurance 1.9%, Manufacturing 3.0%, Medical Products 5.3%, Mining 4.9%, Oil & Gas 5.6%, Oil Integrated 2.6%, Publishing 1.8%, Real Estate 4.0%, Retail Grocery 3.5%, Software 2.5%, Telecommunications 2.8%, Telecommunications Services 2.8%, Tires & Rubber 1.3%, Toys & Amusements 2.0%, Transportation 1.9% and Utilities 7.4%.

(a)                                 The Fund will invest extensively in foreign securities (i.e., those which are not listed on a United States securities exchange).  Investing in foreign securities involves risks not typically found in investing in U.S. markets.  These include risks of adverse change in foreign economic, political, regulatory and other conditions, and changes in currency exchange rates, exchange control regulations (including currency blockage), expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments and capital gains, and possible difficulty in obtaining and enforcing judgments against foreign entities.  The securities of some foreign companies and foreign securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets.

The Fund’s portfolio securities traded on a securities exchange are valued at the last quoted sale price, or, if no sale occurs, at the mean of the most recent quoted bid and asked prices.  Unlisted securities for which market quotations are readily available are valued at the mean of the most recent quoted bid and asked prices.  Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ Official Closing Price.  Prices for securities which are primarily traded in foreign markets are furnished by quotation services expressed in the local currency’s value and are translated into U.S. dollars at the current rate of exchange.  Short-term securities and debt securities with a remaining maturity of 60 days or less are valued at their amortized cost.  Securities for which current market quotations are unavailable, quotations deemed by the investment manager not to be representative of market value or significant events occurred after the close of the relevant market but prior to the close of markets in the United States of America are valued at fair value as determined in good faith by the Trustees of the Trust (“Trustees”), or by persons acting pursuant to procedures established by the Trustees.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.  By its nature, a fair value price is an estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.  For purposes of determining whether fair valuation is appropriate, “significant events” may include events relating to a single issue (e.g., corporate actions or announcements) or events relating to multiple issues (e.g., governmental actions or natural disasters).  At July 31, 2008, there were no fair valued securities in the Fund.

(b)                                A portion of this security was held on loan.  As of July 31, 2008, the market value of the securities loaned by the Fund was $4,045,313.

ADR                    American Depositary Receipts.

4

GDR                   Global Depositary Receipts.

**                                 At July 31, 2008, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $4,439,351 and aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $7,287,617 and net depreciation for financial reporting purposes was $2,848,266. At July 31, 2008, aggregate cost for financial reporting purposes was $94,153,402.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective May 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk; for example, the risk inherent in a particular valuation technique used to measure fair value, including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•                 Level 1 – quoted prices in active markets for identical investments

•                 Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                 Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value during the three months ended July 31, 2008 maximized the use of observable inputs and minimized the use of unobservable inputs. The Fund utilized a multi-dimensional relational pricing model and option adjusted spread pricing to estimate the price that would have prevailed in a liquid market for an international equity given information available at the time of evaluation.

The following is a summary of the inputs used as of July 31, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$91,305,136	$—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$91,305,136	$—

*Other financial instruments include futures, forwards and swap contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.  The fund did not have any of these instruments as of 07/31/2008.

5

GLOBAL EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS

JULY 31, 2008 (Unaudited)

	Shares	US Value (a)
COMMON STOCKS AND WARRANTS† – 84.1%
AFRICA – 4.3%
SOUTH AFRICA – 4.3%
Impala Platinum Holdings Ltd.	181,672	$6,087,389
MTN Group Ltd.	199,115	3,441,511
Murray & Roberts Holdings Ltd.	605,038	7,917,349
TOTAL SOUTH AFRICA – (Cost $17,795,937)		17,446,249
TOTAL AFRICA – (Cost $17,795,937)		17,446,249

EUROPE – 18.5%
CZECH REPUBLIC – 2.0%
CEZ	98,106	8,049,199
TOTAL CZECH REPUBLIC – (Cost $5,006,667)		8,049,199

HUNGARY – 2.2%
OTP Bank Nyrt.*	194,014	9,086,419
TOTAL HUNGARY – (Cost $2,100,576)		9,086,419

POLAND – 3.1%
Bank Zachodni WBK SA	56,925	4,486,931
Telekomunikacja Polska SA	723,686	8,056,732
TOTAL POLAND – (Cost $8,335,821)		12,543,663

RUSSIA – 9.4%
Gazprom OAO, ADR	388,516	18,726,471
LUKOIL, ADR	89,866	7,521,784
Mechel, ADR	206,400	4,379,808
Mobile Telesystems, ADR	111,800	7,982,520
TOTAL RUSSIA – (Cost $35,448,767)		38,610,583

TURKEY – 1.8%
Tupras(T Petr Raf)	273,219	7,466,928
TOTAL TURKEY – (Cost $6,614,876)		7,466,928
TOTAL EUROPE – (Cost $57,506,707)		75,756,792

LATIN AMERICA – 15.9%
BRAZIL – 7.0%
Medial Saude SA	624,893	6,981,822
Petroleo Brasileiro SA, ADR	381,636	17,494,194
Ternium SA, ADR	125,692	4,385,394
TOTAL BRAZIL – (Cost $23,031,051)		28,861,410

COLUMBIA – 1.9%
Almacenes Exito SA, GDR, (acquired 07/23/07), #, 144A	1,259,662	7,717,227
TOTAL COLUMBIA – (Cost $9,877,639)		7,717,227

See Notes to Schedule of Investments.

	Shares	US Value (a)
COMMON STOCKS AND WARRANTS† – Continued
LATIN AMERICA – Continued
MEXICO – 4.3%
America Movil SAB de C.V., (b)	3,892,600	$9,837,406
Corporacion GEO SAB de CV, Series B*	2,096,900	7,665,918
TOTAL MEXICO – (Cost $13,552,242)		17,503,324

PERU – 2.7%
Compania de Minas Buenaventura SA, ADR	187,000	5,032,170
Credicorp Ltd., (b)	82,813	6,128,990
TOTAL PERU – (Cost $12,589,751)		11,161,160
TOTAL LATIN AMERICA – (Cost $59,050,683)		65,243,121

MIDDLE EAST – 3.1%
ISRAEL – 3.1%
Israel Chemicals Ltd.	443,092	8,277,369
Teva Pharmaceutical Industries Ltd., ADR	99,300	4,452,612
TOTAL ISRAEL – (Cost $13,509,448)		12,729,981
TOTAL MIDDLE EAST – (Cost $13,509,448)		12,729,981

OTHER AREAS – 5.6%
INDIA – 5.6%
Bharti Airtel Ltd., American Style call warrants, expiring 08/01/2010, (acquired 08/06/07), *,#, ^, 144A	495,234	9,290,509
Reliance Industries Ltd.	89,305	4,644,070
Sun Pharmaceutical Industries Ltd.	138,103	4,556,831
Tata Consultancy SVS Ltd., American Style call warrants, expiring 08/27/2010, (acquired 09/05/07), #, ^, 144A	233,608	4,574,766
TOTAL INDIA – (Cost $27,950,995)		23,066,176
TOTAL OTHER AREAS – (Cost $27,950,995)		23,066,176

PACIFIC BASIN – 36.7%
CHINA – 1.6%
Xinyuan Real Estate Co., Ltd., ADR*	392,400	2,201,364
Yanzhou Coal Minin	2,322,000	4,250,174
TOTAL CHINA – (Cost $10,217,234)		6,451,538

HONG KONG – 9.5%
China Construction Bank Corp., H Shares, (b)	7,672,000	6,765,710
China Merchants Bank Co., Ltd., H Shares	2,395,000	8,733,817
China Mobile Ltd., (b)	1,147,500	15,429,239
CNOOC Ltd.	5,287,000	7,955,981
TOTAL HONG KONG – (Cost $25,398,709)		38,884,747

See Notes to Schedule of Investments.

	Shares	US Value (a)
COMMON STOCKS AND WARRANTS† – Continued
PACIFIC BASIN – Continued
INDONESIA – 1.8%
PT Bumi Resources Tbk	10,097,500	$7,494,022
TOTAL INDONESIA – (Cost $7,121,331)		7,494,022

MALAYSIA – 2.6%
Bumiputra-Commerce Holdings Berhad	1,334,543	3,586,379
Resorts World Berhad	5,027,200	4,307,705
TM International Bhd*	1,440,710	2,809,739
TOTAL MALAYSIA – (Cost $10,572,568)		10,703,823

SOUTH KOREA – 12.0%
Hana Financial Holdings	120,071	4,561,761
Hana Tour Service, Inc., (b)	72,458	2,376,963
Hyundai Development Co., (b)	75,680	3,537,043
Hyundai Marine & Fire Insurance Co., Ltd.	283,730	5,803,281
Kt Corp.	95,250	3,938,751
KT&G Corp.	87,903	7,799,703
NHN Corp.*	29,953	4,972,189
POSCO	10,588	5,659,906
Samsung Electronics Co., Ltd.	18,555	10,340,418
TOTAL SOUTH KOREA – (Cost $53,224,151)		48,990,015

TAIWAN – 9.2%
Asia Cement Corp.	2,629,900	3,872,172
Cathay Financial Holding Co., Ltd.	3,564,750	6,936,081
Chungwha Telecom	1,696,000	4,302,151
Formosa Plastics Corp.	1,771,000	3,763,902
Hon Hai Precision Industry Co., Ltd.	1,534,200	7,487,934
Taiwan Semiconductor Manufacturing Co., Ltd.	6,267,938	11,500,053
TOTAL TAIWAN – (Cost $40,487,069)		37,862,293
TOTAL PACIFIC BASIN – (Cost $147,021,062)		150,386,438
TOTAL COMMON STOCKS AND WARRANTS† – (Cost $322,834,832)		344,628,757

PREFERRED STOCKS† – 8.0%
LATIN AMERICA – 8.0%
BRAZIL – 8.0%
AES Tiete SA (shown in units of 1,000)	692,812	8,160,877
Banco Bradesco	194,138	4,108,839
Companhia Vale do Rio Doce	452,830	11,810,066
Uniao de Bancos Brasileiros SA	639,900	8,497,682
TOTAL BRAZIL – (Cost $22,459,077)		32,577,464
TOTAL LATIN AMERICA – (Cost $22,459,077)		32,577,464
TOTAL PREFERRED STOCKS† – (Cost $22,459,077)		32,577,464

See Notes to Schedule of Investments.

	Shares	US Value (a)
COLLATERAL FOR SECURITIES ON LOAN – 5.0%
State Street Navigator Securities Lending Prime Portfolio	20,636,602	$20,636,602
TOTAL COLLATERAL FOR SECURITIES ON LOAN – (Cost $20,636,602)		20,636,602

	Principal Amount
SHORT-TERM INVESTMENTS – 6.8%
Repurchase Agreement with State Street Bank and Trust, 0.60%, 08/01/2008 (c)	$28,017,000	28,017,000
TOTAL SHORT-TERM INVESTMENTS – (Cost $28,017,000)		28,017,000
TOTAL INVESTMENTS – (Cost $393,947,511) – 103.9% **		425,859,823
OTHER ASSETS LESS LIABILITIES – (3.9)%		(15,981,164)
NET ASSETS – 100.0%		$409,878,659

Notes to Schedule of Investments

†                                         Percentages of long-term investments are presented in the portfolio by country. Percentages of long-term investments by industry are as follows: Bank Investment Contracts 1.8%, Banks 12.6%, Building & Construction 2.5%, Cement 0.9%, Chemicals 2.0%, Coal 1.8%, Communication Services 2.3%, Computer Software 1.1%, Computers 1.8%, Drugs & Health Care 2.2%, Electric Utilities 4.0%, Electronics 2.5%, Finance 1.7%, Financial Services 1.1%, Gas & Pipeline Utilities 4.6%, Homebuilders 1.9%, Homebuilding 0.9%, Insurance 1.4%, Internet Services 1.2%, Medical Services 1.7%, Metals 4.4%, Mining 1.2%, Oil-Refining & Marketing 1.1%, Oil & Gas 2.9%, Oil Integrated 6.0%, Plastics 0.9%, Retail 1.9%, Semi-Conductor Manufacturing Equipment 2.8%, Steel 3.6%, Telecommunications 5.7%, Telecommunications Equipment 0.7%, Telecommunications Services 7.4%, Tobacco 1.9%, Transport Services 0.6% and Travel Services 1.0%.

*                                        Non-income producing security.

#                                        Illiquid security.  Some restrictions may apply to the resale of this security due to limited trading volume.

^                                         Security fair valued using methods determined in good faith by or at the direction of the Trustees. (See note (a)).

(a)                                 The Fund will invest extensively in foreign securities (i.e., those which are not listed on a United States securities exchange).  Investing in foreign securities involves risks not typically found in investing in U.S. markets.  These include risks of adverse change in foreign economic, political, regulatory and other conditions, and changes in currency exchange rates, exchange control regulations (including currency blockage), expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments and capital gains, and possible difficulty in obtaining and enforcing judgments against foreign entities.  The securities of some foreign companies and foreign securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets.

The Fund’s portfolio securities traded on a securities exchange are valued at the last quoted sale price, or, if no sale occurs, at the mean of the most recent quoted bid and asked prices.  Unlisted securities for which market quotations are readily available are valued at the mean of the most recent quoted bid and asked prices.  Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ Official Closing Price.  Prices for securities which are primarily traded in foreign markets are furnished by quotation services expressed in the local currency’s value and are translated into U.S. dollars at the current rate of exchange.  Short-term securities and debt securities with a remaining maturity of 60 days or less are valued at their amortized cost.  Securities for which current market quotations are unavailable, quotations deemed by the investment manager not to be representative of market value or significant events occurred after the close of the relevant market but prior to the close of markets in the United States of America are valued at fair value as determined in good faith by the Trustees, or by persons acting pursuant to procedures established by the Trustees.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.  By its nature, a fair value price is an estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.  For purposes of determining whether fair valuation is appropriate, “significant events” may include events relating to a single issue (e.g., corporate actions or announcements) or events relating to multiple issues (e.g., governmental actions or natural disasters).  At July 31, 2008, fair valued securities in the Global Emerging Markets Fund amounted to $13,865,275, or 3.4% of its net assets.  The value of such securities may differ from the value that would be realized if the securities were sold.

(b)                                A portion of this security was held on loan.  As of July 31, 2008, the market value of the securities loaned by the Fund was $25,036,751.

(c)                                 The repurchase agreement, dated 07/31/2008, due 08/01/2008 with repurchase proceeds of $28,017,467, is collateralized by Federal Home Loan Bank, with 5.00% due 12/12/2008 with a market value of $28,582,400.

In connection with transactions in repurchase agreements, the Fund’s custodian takes possession of the underlying collateral securities, the value or market price of which is at least equal to the principal amount, including interest, of the repurchase transaction.  To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral.  In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.  Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings that could delay or increase the cost of such realization or retention.

ADR                    American Depositary Receipts.

GDR                      Global Depositary Receipts.

144A                   Securities exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

**                                 At July 31, 2008, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $64,904,724 and aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $32,992,412 and net appreciation for financial reporting purposes was $31,912,312. At July 31, 2008, aggregate cost for financial reporting purposes was $393,947,511.

The Fund adopted FAS 157, effective May 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk; for example, the risk inherent in a particular valuation technique used to measure fair value, including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•                  Level 1 – quoted prices in active markets for identical investments

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value during the three months ended July 31, 2008 maximized the use of observable inputs and minimized the use of unobservable inputs. The Fund utilized a multi-dimensional relational pricing model and option adjusted spread pricing to estimate the price that would have prevailed in a liquid market for an international equity given information available at the time of evaluation.

The following is a summary of the inputs used as of July 31, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$411,994,548	$—
Level 2 - Other Significant Observable Inputs	13,865,275	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$425,859,823	$—

*Other financial instruments include futures, forwards and swap contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.  The fund did not have any of these instruments as of 07/31/2008.

PAN EUROPEAN SELECT FUND

SCHEDULE OF INVESTMENTS

JULY 31, 2008 (Unaudited)

	Shares	US Value (a)
COMMON STOCKS† – 95.6%
AUSTRIA – 3.5%
Vienna Insurance Group	50,020	$3,343,317
TOTAL AUSTRIA – (Cost $3,547,781)		3,343,317

DENMARK – 3.5%
FLSmidth & Co. A/S	34,550	3,362,539
TOTAL DENMARK – (Cost $3,187,242)		3,362,539

FINLAND – 5.3%
KCI Konecranes OYJ	80,550	3,232,871
Nokian Renkaat OYJ	42,034	1,828,001
TOTAL FINLAND – (Cost $5,221,788)		5,060,872

FRANCE – 3.6%
Casino Guichard - Perrachon SA, (b)	34,202	3,430,406
TOTAL FRANCE – (Cost $3,410,400)		3,430,406

GERMANY – 12.3%
Hochtief AG	37,309	2,914,479
K+S AG	40,073	4,975,004
Kloeckner & Co. AG, (b)	75,677	3,819,930
TOTAL GERMANY – (Cost $12,356,516)		11,709,413

ITALY – 4.9%
Terna - Rete Elettrica Nazionale SpA, (b)	1,116,621	4,650,505
TOTAL ITALY – (Cost $4,644,622)		4,650,505

LUXEMBOURG – 3.8%
Oriflame Cosmetics SA	56,000	3,644,472
TOTAL LUXEMBOURG – (Cost $4,115,799)		3,644,472

NETHERLANDS – 4.3%
Gemalto NV*	108,484	4,112,018
TOTAL NETHERLANDS – (Cost $4,136,322)		4,112,018

NORWAY – 11.5%
Petroleum Geo-Services ASA, *, (b)	192,500	4,508,548
Prosafe Production Public Ltd., *, (b)	239,319	1,004,247
Prosafe SE, (b)	239,320	2,104,256
Ship Finance International, (b)	110,578	3,288,590
TOTAL NORWAY – (Cost $13,037,301)		10,905,641

See Notes to Schedule of Investments.

1

	Shares	US Value (a)
COMMON STOCKS† – Continued
SPAIN – 10.6%
Cintra Concesiones de Infraestructuras de Transporte SA, (b)	181,640	$2,056,985
Indra Sistemas SA	189,410	5,081,763
Mapfre SA	586,578	2,937,067
TOTAL SPAIN – (Cost $10,521,916)		10,075,815

SWITZERLAND – 15.3%
Clariant AG*	264,638	2,637,790
Logitech International SA*	150,842	4,032,438
Sonova Holding AG, (b)	51,276	3,749,992
Swatch Group AG	17,522	4,098,616
TOTAL SWITZERLAND – (Cost $15,430,107)		14,518,836

UNITED KINGDOM – 17.0%
Autonomy Corp. PLC*	158,031	3,354,811
Collins Stewart PLC	25,890	37,077
Man Group PLC	411,685	5,014,448
QinetiQ PLC	501,665	1,991,235
Tullett Prebon PLC	392,662	3,626,946
Virgin Media, Inc., (b)	196,700	2,206,974
TOTAL UNITED KINGDOM – (Cost $15,888,765)		16,231,491
TOTAL COMMON STOCKS† – (Cost $95,498,559)		91,045,325
COLLATERAL FOR SECURITIES ON LOAN – 15.0%
State Street Navigator Securities Lending Prime Portfolio	14,283,694	14,283,694
TOTAL COLLATERAL FOR SECURITIES ON LOAN – (Cost $14,283,694)		14,283,694

	Principal Amount
SHORT-TERM INVESTMENTS – 6.9%
Repurchase Agreement with State Street Bank and Trust, 0.60%, 08/01/2008 (c)	$6,578,000	6,578,000
TOTAL SHORT-TERM INVESTMENTS – (Cost $6,578,000)		6,578,000
TOTAL INVESTMENTS – (Cost $116,360,253) – 117.5% **		111,907,019
OTHER ASSETS LESS LIABILITIES – (17.5)%		(16,697,496)
NET ASSETS – 100.0%		$95,209,523

See Notes to Schedule of Investments.

2

Notes to Schedule of Investments

†                                         Percentages of long-term investments are presented in the portfolio by country. Percentages of long-term investments by industry are as follows: Aerospace & Defense 2.1%, Building & Construction 3.1%, Building Construction 2.8%, Chemicals 5.2%, Computer Services 9.6%, Computers 4.2%, Construction 3.5%, Cosmetics & Toiletries 3.8%, Electric Utilities 4.9%, Finance 3.8%, Financial Services 5.3%, Industrial Machinery 3.4%, Insurance 6.6%,  Medical Products 4.0%, Oil Field Services 8.0%, Public Thoroughfares 2.2%, Retail 4.3%, Retail Grocery 3.6%, Software 3.5%, Steel 4.0%, Telecommunications Services 2.3%, Tires & Rubber 1.9% and Transport Services 3.5%.

*                                        Non-income producing security.

(a)                                 The Fund will invest extensively in foreign securities (i.e., those which are not listed on a United States securities exchange).  Investing in foreign securities involves risks not typically found in investing in U.S. markets.  These include risks of adverse change in foreign economic, political, regulatory and other conditions, and changes in currency exchange rates, exchange control regulations (including currency blockage), expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments and capital gains, and possible difficulty in obtaining and enforcing judgments against foreign entities.  The securities of some foreign companies and foreign securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets.

The Fund’s portfolio securities traded on a securities exchange are valued at the last quoted sale price, or, if no sale occurs, at the mean of the most recent quoted bid and asked prices.  Unlisted securities for which market quotations are readily available are valued at the mean of the most recent quoted bid and asked prices.  Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ Official Closing Price.  Prices for securities which are primarily traded in foreign markets are furnished by quotation services expressed in the local currency’s value and are translated into U.S. dollars at the current rate of exchange.  Short-term securities and debt securities with a remaining maturity of 60 days or less are valued at their amortized cost.  Securities for which current market quotations are unavailable, quotations deemed by the investment manager not to be representative of market value or significant events occurred after the close of the relevant market but prior to the close of markets in the United States of America are valued at fair value as determined in good faith by the Trustees, or by persons acting pursuant to procedures established by the Trustees.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.  By its nature, a fair value price is an estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.  For purposes of determining whether fair valuation is appropriate, “significant events” may include events relating to a single issue (e.g., corporate actions or announcements) or events relating to multiple issues (e.g., governmental actions or natural disasters).  At July 31, 2008, there were no fair valued securities in the Fund.

(b)                                A portion of this security was held on loan.  As of July 31, 2008, the market value of securities loaned by the Fund was $18,371,408.

3

(c)                                 The repurchase agreement, dated 07/31/2008, due 08/01/2008 with repurchase proceeds of $6,578,110, is collateralized by Federal Home Loan Bank, with 5.25% due 01/16/2009 with a market value of $6,711,025.

In connection with transactions in repurchase agreements, the Fund’s custodian takes possession of the underlying collateral securities, the value or market price of which is at least equal to the principal amount, including interest, of the repurchase transaction.  To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral.  In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.  Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings that could delay or increase the cost of such realization or retention.

**                                 At July 31, 2008, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $3,997,395 and aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $8,450,629 and net depreciation for financial reporting purposes was $4,453,234. At July 31, 2008, aggregate cost for financial reporting purposes was $116,360,253.

The Fund FAS 157, effective May 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk; for example, the risk inherent in a particular valuation technique used to measure fair value, including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•                  Level 1 – quoted prices in active markets for identical investments

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value during the three months ended July 31, 2008 maximized the use of observable inputs and minimized the use of unobservable inputs. The Fund utilized a multi-dimensional relational pricing

4

model and option adjusted spread pricing to estimate the price that would have prevailed in a liquid market for an international equity given information available at the time of evaluation.

The following is a summary of the inputs used as of July 31, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$11,907,019	—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$11,907,019	—

*Other financial instruments include futures, forwards and swap contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.  The fund did not have any of these instruments as of 07/31/2008.

5

Item 2. Controls and Procedures.

(a)  The President and Treasurer of the registrant have concluded, based on their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act as of a date within 90 days of the filing date of this report on Form N-Q, that, to the best of their knowledge, the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant in this report on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)  There have been no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MARTIN CURRIE BUSINESS TRUST

Date: 09/26/2008	By:	/s/ Timothy J.D. Hall
	Name:	Timothy J.D. Hall
	Title:	President

Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: 09/26/2008	By:	/s/ Timothy J.D. Hall
	Name:	Timothy J.D. Hall
	Title:	President

Date: 09/26/2008	By:	/s/ Ralph Campbell
	Name:	Ralph Campbell
	Title:	Vice President and Treasurer

EXHIBIT LIST

3(i)	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Act.

3(ii)	Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Act.